ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW HORIZONS FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 21.4%
Distributors 0.1%
Source Information Management (1)	490,000	5,586
		5,586
Diversified Consumer Services 3.9%
Apollo Group, Class A (1)	2,695,000	141,514
Education Management (1)	1,372,000	57,075
Laureate (1)	1,617,000	86,316
		284,905
Hotels, Restaurants & Leisure 5.3%
BJ's Restaurants (1)	500,000	13,500
Orient-Express, Class A	588,000	23,067
Panera Bread, Class A (1)	1,127,000	84,728
PF Chang's China Bistro (1)	980,000	48,304
Rare Hospitality International (1)	1,323,000	46,080
Red Robin Gourmet Burgers (1)	417,800	19,720
Shuffle Master (1)	264,400	9,450
Sonic (1)	931,000	32,706
Station Casinos	784,000	62,226
Texas Roadhouse, Class A (1)	151,000	2,581
WMS Industries (1)	1,470,000	44,247
		386,609
Household Durables 3.3%
Meritage (1)	588,000	32,316
Ryland Group	980,000	68,012
Toll Brothers (1)	3,478,000	120,443
Yankee Candle Company	686,000	18,776
		239,547
Internet & Catalog Retail 0.4%
Blue Nile (1)	412,875	14,529
priceline.com (1)	686,000	17,040
		31,569
Leisure Equipment & Products 0.2%
MarineMax (1)	432,500	14,497
		14,497
Media 2.0%
ADVO	1,102,000	35,264
Catalina Marketing	1,053,000	24,324
Cox Radio, Class A (1)	980,000	13,152
Entercom Communications	816,900	22,808
Radio One, Class D (1)	784,000	5,849
Regent Communications (1)	1,715,000	7,906
Spanish Broadcasting, Class A (1)	2,138,340	11,825
TiVo (1)	980,000	7,085
XM Satellite Radio Holdings, Class A (1)	833,000	18,551
		146,764
Multiline Retail 0.5%
Tuesday Morning	1,421,000	32,811
		32,811
Specialty Retail 5.3%
AC Moore Arts & Crafts (1)(2)	980,000	18,032
AnnTaylor Stores (1)	1,225,000	45,068
Christopher & Banks (2)	1,960,000	45,492
DSW, Class A (1)	83,000	2,599
Hibbett Sporting Goods (1)	47,400	1,564
Hot Topic (1)	980,000	14,210
O'Reilly Automotive (1)	3,527,000	128,947
Pantry (1)	735,000	45,857
Petco (1)	1,225,000	28,873
Select Comfort (1)	392,000	15,504
The Finish Line, Class A	1,225,000	20,151
Zumiez (1)	382,000	23,340
		389,637
Textiles, Apparel, & Luxury Goods 0.4%
Columbia Sportswear (1)	407,200	21,716
Under Armour (1)	331,900	10,754
		32,470

Total Consumer Discretionary		1,564,395

ENERGY 6.5%

Energy Equipment & Services 5.0%
BJ Services	588,000	20,345
Cooper Cameron (1)	490,000	21,599
FMC Technologies (1)	1,470,000	75,294
Grant Prideco (1)	1,568,000	67,173
Helmerich & Payne	343,000	23,948
Hydril (1)	637,000	49,654
Key Energy Services (1)	1,470,000	22,418
National Oilwell Varco (1)	474,520	30,426
Smith International	392,000	15,272
Union Drilling (1)	406,000	5,936
W-H Energy Services (1)	768,000	34,168
		366,233
Oil, Gas & Consumable Fuels 1.5%
Bill Barrett (1)	1,078,000	35,132
Cimarex Energy	539,000	23,317
Encore Acquisition (1)	911,000	28,241
Foundation Coal Holdings	490,000	20,159
		106,849

Total Energy		473,082

FINANCIALS 6.5%

Capital Markets 2.5%
Affiliated Managers Group (1)	539,000	57,463
Cohen & Steers	392,000	9,604
GFI Group (1)	106,400	5,523
Greenhill	245,000	16,197
Investors Financial Services	322,500	15,115
Legg Mason	514,000	64,420
optionsXpress Holdings	255,000	7,415
Thomas Weisel Partners (1)	185,100	4,054
		179,791
Commercial Banks 1.5%
Boston Private Financial	343,000	11,590
Prosperity Bancshares	294,000	8,881
Signature Bank (1)	571,400	18,622
SVB Financial Group (1)	261,000	13,846
Texas Capital Bancshares (1)	588,000	14,112
UCBH Holdings	2,352,000	44,500
		111,551
Consumer Finance 0.1%
Advance America Cash Advance Centers	733,500	10,548
		10,548
Diversified Financial Services 0.4%
Endeavor Acquisition (1)(2)	1,490,000	13,261
IntercontinentalExchange (1)	160,000	11,048
International Securities Exchange	178,000	7,414
		31,723
Insurance 1.5%
Direct General	343,000	5,835
Hub International	48,400	1,356
Infinity Property & Casualty	931,000	38,860
James River Group (1)	341,600	9,196
MaxRe Capital	980,000	23,324
National Financial Partners	539,000	30,464
		109,035
Real Estate 0.3%
CapitalSource, REIT	784,000	19,506
HouseValues (1)	490,000	4,037
		23,543
Thrifts & Mortgage Finance 0.2%
Delta Financial (2)	1,416,000	13,523
		13,523

Total Financials		479,714

HEALTH CARE 20.5%

Biotechnology 8.2%
Abgenix (1)	882,000	19,845
Acadia Pharmaceuticals (1)(2)	955,000	15,261
Acadia Pharmaceuticals, Warrants, 4/1/10 (1)(2)(3)	520,000	1,018
Advanced Life Sciences (1)	587,300	1,962
Alexion Pharmaceutical (1)	735,000	26,034
Alkermes (1)	1,641,000	36,184
Altus Pharmaceuticals (1)	397,300	8,713
Amylin Pharmaceuticals (1)	171,000	8,370
Array BioPharma (1)	882,000	8,061
Cephalon (1)	710,000	42,777
CombinatoRx (1)(2)(3)	280,000	2,999
Cubist Pharmaceuticals (1)	906,000	20,811
deCode genetics (1)	1,862,000	16,143
Diversa (1)	1,470,000	13,392
DOV Pharmaceutical (1)	392,000	6,264
EXACT Sciences (1)	392,000	1,203
Exelixis (1)	1,568,000	18,832
Incyte Genomics (1)	2,058,000	12,389
Inhibitex (1)	980,000	7,115
InterMune (1)	588,000	10,901
Keryx Biopharmaceuticals (1)	514,000	9,823
Mannkind (1)	314,000	6,418
Mannkind, Warrants, 8/5/10 (1)(3)	314,000	516
Martek Biosciences (1)	490,000	16,087
Memory Pharmaceuticals (1)	294,000	814
Momenta Pharmaceuticals (1)	980,000	19,267
Myogen (1)	882,000	31,955
Myogen, Warrants, 9/29/09 (1)(3)	113,000	3,213
Myriad Genetics (1)	1,004,000	26,194
Neurocrine Biosciences (1)	906,000	58,473
NPS Pharmaceuticals (1)	352,800	3,013
Panacos Pharmaceuticals (1)	700,500	5,296
Pharmion (1)	925,200	16,672
pSivida ADS (1)(2)	877,553	3,968
Rigel Pharmaceuticals (1)	784,000	9,008
Senomyx (1)(2)	1,470,000	24,196
Theravance (1)	735,000	20,609
Trimeris (1)	612,000	8,268
Vertex Pharmaceuticals (1)	1,323,000	48,409
Vion Pharmaceuticals (1)	3,101,700	7,010
		597,483
Health Care Equipment & Supplies 2.1%
American Medical Systems (1)	490,000	11,025
Analogic	98,000	6,488
Cerus (1)	1,205,000	10,315
Conor Medsystems (1)	122,000	3,587
Endologix (1)	217,175	1,032
EV3 (1)	64,800	1,148
Greatbatch (1)	392,000	8,589
Immucor (1)	899,900	25,818
Integra LifeSciences (1)	533,100	21,846
ResMed (1)	418,400	18,401
Respironics (1)	1,127,000	43,852
Stereotaxis (1)	79,500	1,002
Symmetry Medical (1)	73,000	1,548
		154,651
Health Care Providers & Services 9.4%
AMERIGROUP (1)	784,000	16,495
Community Health System (1)	980,000	35,427
Coventry Health Care (1)	1,873,500	101,131
DaVita (1)	2,597,000	156,365
Healthspring (1)	490,000	9,119
HealthStream (1)(2)	2,357,000	8,768
Healthways (1)	196,000	9,984
Henry Schein (1)	3,723,000	178,183
LCA- Vision	637,000	31,920
LifePoint Hospitals (1)	588,000	18,287
Omnicare	882,000	48,501
Symbion (1)	686,000	15,538
United Surgical Partners International (1)	514,000	18,201
VCA Antech (1)	932,300	26,552
WebMD Health (1)	120,000	4,997
Wellcare Health Plans (1)	147,000	6,680
		686,148
Pharmaceuticals 0.8%
Alexza Pharmaceuticals (1)	254,800	2,484
Atherogenics (1)	833,000	13,595
Inspire Pharmaceuticals (1)	1,176,000	6,151
Medicines Company (1)	1,216,300	25,019
Noven Pharmaceuticals (1)	245,000	4,412
ViroPharma (1)	583,600	7,412
		59,073

Total Health Care		1,497,355

INDUSTRIALS & BUSINESS SERVICES 15.0%

Aerospace & Defense 2.2%
Argon (1)	637,000	21,359
Armor Holdings (1)	960,600	55,993
HEICO, Class A	711,900	19,385
Moog, Class A (1)	1,159,800	41,161
MTC Technologies (1)	196,000	5,486
Triumph Group (1)	441,000	19,519
		162,903
Air Freight & Logistics 0.3%
EGL (1)	294,000	13,230
Global Logistics (1)(2)	954,000	7,880
		21,110
Commercial Services & Supplies 6.7%
Advisory Board (1)	882,000	49,189
Corporate Executive Board	782,800	78,985
CRA International (1)	430,800	21,221
Global Cash Access (1)	1,078,000	18,887
IHS (1)	514,000	14,058
Kenexa (1)	182,900	5,624
Korn/Ferry (1)	1,960,000	39,965
Mobile Mini (1)(2)	2,058,000	63,633
Navigant Consulting (1)	1,487,600	31,760
Resources Global Professionals (1)	1,637,900	40,800
School Specialty (1)(2)	1,568,000	54,096
Taleo, Class A (1)(2)	686,000	8,952
Waste Connections (1)	1,470,000	58,521
		485,691
Industrial Conglomerates 1.3%
Roper Industries	1,960,000	95,315
		95,315
Machinery 3.0%
Actuant, Class A (2)	1,470,000	89,993
ESCO Electronics (1)	294,000	14,891
Oshkosh Truck	1,862,000	115,891
		220,775
Trading Companies & Distributors 1.5%
H & E Equipment Services (1)	87,000	2,533
Interline Brands (1)	1,078,000	27,198
MSC Industrial Direct	980,000	52,940
United Rentals (1)	735,000	25,357
		108,028

Total Industrials & Business Services		1,093,822

INFORMATION TECHNOLOGY 22.4%

Communications Equipment 0.4%
ADTRAN	588,000	15,394
Harmonic (1)	784,000	4,994
Packeteer (1)	784,000	9,094
Tekelec (1)	196,000	2,711
		32,193
Computers & Peripherals 0.5%
Avid Technology (1)	612,000	26,598
Rackable Systems (1)	163,900	8,662
		35,260
Electronic Equipment & Instruments 2.0%
Cogent (1)	837,582	15,361
DTS (1)	570,700	11,220
International Displayworks (1)	1,982,000	12,982
Mercury Computer Systems (1)	343,000	5,557
Molex	98,000	3,254
National Instruments	833,000	27,172
Orbotech (1)	955,000	23,522
Scansource (1)	294,000	17,761
Trimble Navigation (1)	619,900	27,926
		144,755
Internet Software & Services 2.9%
24/7 Media (1)	1,666,000	17,426
Autobytel (1)	1,381,448	6,659
CNET Networks (1)	1,960,000	27,852
Digital Insight (1)	539,000	19,620
Digital River (1)	716,300	31,238
Digitas (1)	1,556,120	22,408
Equinix (1)	159,900	10,269
Liquidity Services (1)	270,757	3,317
Marchex, Class B (1)	980,000	21,070
Sina (1)	735,000	20,506
The Knot (1)	736,400	13,329
Vocus (1)	230,000	3,415
WebSideStory (1)	970,700	16,686
		213,795
IT Services 3.0%
BISYS Group (1)	392,000	5,284
Fidelity National Information	1,274,000	51,661
Global Payments	784,000	41,560
Heartland Payment Systems (1)	812,500	20,126
Maximus	343,000	12,341
Moneygram International	588,000	18,063
Paychex	98,000	4,083
RightNow Technologies (1)	980,000	15,553
SkillSoft ADR (1)	3,429,000	17,968
SRA International, Class A (1)	196,000	7,395
TALX Corporation	431,300	12,283
Verifone Holdings (1)	333,000	10,086
		216,403
Semiconductor & Semiconductor Equipment 7.3%
Advanced Energy Industries (1)	784,000	11,078
Altera (1)	588,000	12,136
AMIS Holdings (1)	1,395,075	12,639
Analog Devices	735,000	28,143
Atheros Communications (1)	784,000	20,533
ATMI (1)	548,300	16,559
Cabot Microelectronics (1)	294,000	10,907
CEVA (1)	604,100	4,005
Cognex	196,000	5,810
Conexant Systems (1)	2,450,000	8,453
Credence Systems (1)	980,000	7,193
Cymer (1)	980,000	44,531
Entegris (1)	2,107,000	22,419
FEI (1)	1,501,750	29,810
Integrated Device Technology (1)	3,576,000	53,139
Intersil Holding, Class A	1,004,000	29,036
Intevac (1)	980,000	28,204
Lattice Semiconductor (1)	1,666,000	11,096
Linear Technology	196,000	6,876
Maxim Integrated Products	735,000	27,305
MKS Instruments (1)	588,000	13,777
PDF Solutions (1)	515,700	9,757
Pixelworks (1)	687,000	3,414
PMC-Sierra (1)	3,184,000	39,131
Semtech (1)	1,127,000	20,162
Silicon Laboratories (1)	588,000	32,311
Virage Logic (1)	939,200	10,134
Xilinx	490,000	12,475
		531,033
Software 6.3%
Activision (1)	2,940,000	40,542
Agile Software (1)	247,000	1,885
Bottomline Technologies (1)	98,000	1,345
Cadence Design Systems (1)	49,000	906
Convera (1)	1,470,000	14,083
FactSet Research Systems	1,367,000	60,626
FileNet (1)	882,000	23,832
Jack Henry & Associates	2,082,000	47,615
Kronos (1)	784,000	29,314
McAfee (1)	735,000	17,882
Motive (1)	1,131,700	4,414
NAVTEQ (1)	784,000	39,710
Net 1 UEPS Technologies (1)	392,000	11,094
Open Solutions (1)(2)	1,225,000	33,455
Quest Software (1)	1,058,400	17,675
Red Hat (1)	1,274,000	35,646
RSA Security (1)	710,000	12,737
Take-Two Interactive Software (1)	1,568,000	29,259
THQ (1)	331,991	8,595
Ultimate Software Group (1)	407,000	10,521
Verint Systems (1)	642,200	22,715
		463,851
Total Information Technology		1,637,290
MATERIALS 0.6%
Chemicals 0.6%
Airgas	392,000	15,324
Symyx Technologies (1)	980,000	27,185
Total Materials		42,509
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.1%
Time Warner Telecom, Class A (1)	490,000	8,796
		8,796
Wireless Telecommunication Services 4.7%
Crown Castle International (1)	1,715,000	48,620
NII Holdings, Class B (1)	4,314,600	254,432
SBA Communications (1)	1,029,000	24,089
Ubiquital (1)	810,400	8,185
Wireless Facilities (1)	1,960,000	7,879
		343,205
Total Telecommunication Services		352,001

Total Common Stocks (Cost $3,910,614)		7,140,168
SHORT-TERM INVESTMENTS 2.5%

Money Market Funds 2.5%

T. Rowe Price Reserve Investment Fund, 4.71% (2)(4)		179,004,213	179,004

Total Short-Term Investments (Cost $179,004)			179,004

Total Investments in Securities
100.2% of Net Assets (Cost $4,089,618)			$7,319,172

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	Restricted security
(4)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
REIT	Real Estate Investment Trust

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
AC Moore Arts &
Crafts	$-	$206	$-	$18,032	$14,550
Acadia
Pharmaceuticals	-	2,501	-	15,261	12,925
Acadia
Pharmaceuticals,
Warrants, 4/1/10	-	-	-	1,018	221
Actuant, Class A	-	458	-	89,993	83,700
Agile Software	-	-	-	**	10,178
Altiris	-	-	-	-	15,476
Christopher & Banks	-	370	80	45,492	37,560
CombinatoRx	2,870	-	-	2,999	-
Delta Financial	-	188	72	13,523	12,109
Endeavor Acquisition	-	248	-	13,261	12,153
Global Logistics	7,792	160	-	7,880	-
HealthStream	-	50	-	8,768	5,604
Mobile Mini	3,198	292	-	63,633	47,039
Open Solutions	-	425	-	33,455	28,650
pSivida ADS	-	-	-	3,968	*
School Specialty	-	492	-	54,096	58,304
Senomyx	-	180	-	24,196	18,180
Spanish Broadcasting,
Class A	-	-	-	**	11,152
Taleo, Class A	2,564	152	-	8,952	6,640
The Finish Line
Class A	-	-	-	**	30,485
The Knot	-	-	-	**	8,580
Tuesday Morning	-	-	-	**	30,334
T. Rowe Price Reserve
Investment Fund,
4.71%	¤	¤	2,385	179,004	230,004
Totals			$2,537 $	583,531 $	673,844

‡	Includes dividend income of $2,537 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
**	The issuer was not considered an affiliated company at March 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $7,746 and represents 0.1% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Acadia Pharmaceuticals, Warrants, 4/1/10	4/20/05	$0
CombinatoRx	3/24/06	2,870
Mannkind, Warrants, 8/5/10	8/5/05	8
Myogen, Warrants, 9/29/09	9/29/04	14
Totals		$2,892

The fund has registration rights for certain restricted securities held as of March 31, 2006.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $4,089,618,000. Net unrealized gain aggregated $3,229,554,000 at period-end, of which $3,420,607,000 related to appreciated investments and $191,053,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized gain on all affiliated companies was $7,452,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006